Summary of Significant Accounting Policies (Summary Of Self-Insured Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Self-Insured Liabilities
Self-insured liabilities at beginning of year	$ 7.9	$ 12.1
Expense	2.1	2.5
Reversal of self-insured liabilities	(1.0)	(4.5)
Cash expenditures	(1.6)	(2.2)
Self-insured liabilities at end of year	$ 7.4	$ 7.9